INVESTMENTS	6 Months Ended
Jun. 30, 2022
INVESTMENTS
INVESTMENTS

5.    INVESTMENTS

Long-term Investments

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$
Carrying amount of equity investments without readily determinable fair value	7,670	7,255
Carrying amount of equity method investments	2,380	1,275
Carrying amount of long-term investments	10,050	8,530

Equity investments without readily determinable fair value

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Group’s equity investments measured using the measurement alternative was US$9,543, net of US$1,873 in accumulated impairment and US$9,128, net of US$1,873 in accumulated impairment as of December 31, 2021 and June 30, 2022, respectively. There was no impairment recognized for the six months ended June 30, 2021 and 2022.

Equity method investments

Investments were classified as equity method investments as the Group have significant influence over the entities. The net operating income (loss) from equity method investments from continuing operations for the six months ended June 30, 2021 and 2022 were US$(859) and US$151, respectively. The net operating losses from equity method investments included in net loss from discontinued operations for the six months ended June 30, 2021 and 2022 were US$500 and nil, respectively.